3097 Satellite Blvd., Ste. 400, Duluth, GA 30096
770.497.9100

15 March 2022

Tricon Residential 2022-SFR1 Trust
c/o Tricon American Homes
260 California St., Suite 803
San Francisco, California 94111

RE: Tricon Residential 2022-SFR1 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below.  The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof.  A more detailed description of services performed and of our findings and conclusions is set forth below.  The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I.  Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1.  The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by SFR JV-2 LP (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.
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b. Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”).  The list of Subject Properties is attached hereto as Schedule I.  Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c.  How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA.  We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”).  Every property is unique, and not every search method is employed with respect to each of the Subject Properties.  These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA.  However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods.  Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist.  As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR.  In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation.  Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations.  A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches.  Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages.  Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development.  This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents.  Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.
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6. Contacting homeowners or residents.  Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations.  Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR.  This may happen for a number of reasons.  For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced.  Old or vague descriptions can also prevent this review from being definitive.  It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies.  In some instances, an HOA may not be legally required to be registered.  Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net.  Further, internet searches are, by their nature, imprecise.  Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage.  Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process.  Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]
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We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii. The value of the Properties or any other collateral securing the Mortgage Loan,

iii. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above.  Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II.  Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 31 of the 399 Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above.  It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction.   Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By: /s/ Jim Duggan
Name: Jim Duggan
Title: Director of Institutional Transactions

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Schedule I
Client Code	Address	HOA Status
40710102	2978 Daisy Meadow	APPARENT HOA PROPERTY
40900018	2053 Wild Creek Court	APPARENT HOA PROPERTY
40910119	10249 Pyrite Drive	APPARENT HOA PROPERTY
41200015	24458 W Pueblo Avenue	APPARENT HOA PROPERTY
41710068	1320 Foxboro Drive	APPARENT HOA PROPERTY
41710104	11506 Scarlet Ibis Place	APPARENT HOA PROPERTY
41710128	8307 Berkeley Manor Boulevard	APPARENT HOA PROPERTY
41810020	204 Cole Court	APPARENT HOA PROPERTY
41810070	373 Adams Lake Drive	APPARENT HOA PROPERTY
41810258	1255 Log Cabin Way	APPARENT HOA PROPERTY
41810435	210 Horseman Run	APPARENT HOA PROPERTY
41900015	1320 Savannah Boulevard	APPARENT HOA PROPERTY
41910015	3911 Basque Court	APPARENT HOA PROPERTY
41910023	903 Bentgrass Drive	APPARENT HOA PROPERTY
41910050	3726 Bonn Boulevard	APPARENT HOA PROPERTY
41910076	5046 Harpers Lane	APPARENT HOA PROPERTY
41910091	6647 Granger Lane	APPARENT HOA PROPERTY
41910146	1618 Huntzinger Boulevard	APPARENT HOA PROPERTY
42210040	7944 Delta Post Drive S	APPARENT HOA PROPERTY
42210112	693 Mackenzie Circle	APPARENT HOA PROPERTY
42210158	15402 Bareback Drive	APPARENT HOA PROPERTY
42210193	8343 Highfield Avenue	APPARENT HOA PROPERTY
42210200	3650 Hampton Glen Place	APPARENT HOA PROPERTY
42510011	12617 Parkbury Drive	APPARENT HOA PROPERTY
42510217	201 Sangmon Court	APPARENT HOA PROPERTY
42700003	1115 Emma May Point	APPARENT HOA PROPERTY
42700008	1889 Jackie Lorraine Drive	APPARENT HOA PROPERTY
42710045	205 Heritage Circle E	APPARENT HOA PROPERTY
42710073	1951 General Neyland Drive	APPARENT HOA PROPERTY
42710114	1104 Selous Drive	APPARENT HOA PROPERTY
42710180	1111 Selous Drive	APPARENT HOA PROPERTY
40600006	1648 Palm Street	APPARENT NON-HOA PROPERTY
40600687	5208 Coleman Street	APPARENT NON-HOA PROPERTY
40710010	5727 Canterbury Run	APPARENT NON-HOA PROPERTY
40710012	1220 Idlewood	APPARENT NON-HOA PROPERTY
40710044	4055 Flowing Path	APPARENT NON-HOA PROPERTY
40710106	6914 Sabine Pass	APPARENT NON-HOA PROPERTY
40800010	3918 Cary Creek Drive	APPARENT NON-HOA PROPERTY
40810002	1614 Rancho Grande Drive	APPARENT NON-HOA PROPERTY
40810080	19115 Lilywood Springs Drive	APPARENT NON-HOA PROPERTY

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40810162	14042 Spring Mountain Lane	APPARENT NON-HOA PROPERTY
40810164	27014 Poets Drive	APPARENT NON-HOA PROPERTY
40900003	1120 Judy Street	APPARENT NON-HOA PROPERTY
40900004	6733 Bear Hollow Lane	APPARENT NON-HOA PROPERTY
40900006	1703 Ash Lane	APPARENT NON-HOA PROPERTY
40900015	521 Olive Street	APPARENT NON-HOA PROPERTY
40900019	228 Amherst Drive	APPARENT NON-HOA PROPERTY
40900020	2105 Havenwood Drive	APPARENT NON-HOA PROPERTY
40900023	1413 Paco Trail	APPARENT NON-HOA PROPERTY
40900024	1473 Eagle Nest Drive	APPARENT NON-HOA PROPERTY
40900028	529 Willow Lane	APPARENT NON-HOA PROPERTY
40900041	9600 Orinda Drive	APPARENT NON-HOA PROPERTY
40910003	6436 Royal Cedar Drive	APPARENT NON-HOA PROPERTY
40910005	409 Autumn Trail	APPARENT NON-HOA PROPERTY
40910008	3005 Scenic Glen Drive	APPARENT NON-HOA PROPERTY
40910013	819 Hontley Drive	APPARENT NON-HOA PROPERTY
40910015	716 King Street	APPARENT NON-HOA PROPERTY
40910020	13354 Dove Ranch Road	APPARENT NON-HOA PROPERTY
40910022	7112 Avington Way	APPARENT NON-HOA PROPERTY
40910025	14025 Lost Spurs Road	APPARENT NON-HOA PROPERTY
40910026	3525 Loyd Drive	APPARENT NON-HOA PROPERTY
40910027	605 Reagan Lane	APPARENT NON-HOA PROPERTY
40910028	213 Clark Drive	APPARENT NON-HOA PROPERTY
40910029	617 Reagan Lane	APPARENT NON-HOA PROPERTY
40910034	400 Harvest Hill Lane	APPARENT NON-HOA PROPERTY
40910037	848 Lombardy Court	APPARENT NON-HOA PROPERTY
40910042	1224 Camden Yard Drive	APPARENT NON-HOA PROPERTY
40910046	200 Oaklawn Drive	APPARENT NON-HOA PROPERTY
40910047	6345 Apalachee Trail	APPARENT NON-HOA PROPERTY
40910053	1704 Bob Drive	APPARENT NON-HOA PROPERTY
40910056	633 Chickadee Drive	APPARENT NON-HOA PROPERTY
40910058	2404 Wildwood Lane	APPARENT NON-HOA PROPERTY
40910061	1170 Lombard Lane	APPARENT NON-HOA PROPERTY
40910062	248 Iris Lane	APPARENT NON-HOA PROPERTY
40910063	628 Oak View Court	APPARENT NON-HOA PROPERTY
40910069	1517 Sams Circle	APPARENT NON-HOA PROPERTY
40910073	220 Clark Drive	APPARENT NON-HOA PROPERTY
40910079	2516 Concina Way	APPARENT NON-HOA PROPERTY
40910082	5420 Stone Meadow Lane	APPARENT NON-HOA PROPERTY
40910083	1425 Baylee Street	APPARENT NON-HOA PROPERTY
40910087	716 Courson Drive	APPARENT NON-HOA PROPERTY
40910104	3452 Desert Mesa Road	APPARENT NON-HOA PROPERTY
40910106	769 Webb Place	APPARENT NON-HOA PROPERTY

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40910112	5620 High Creek Drive	APPARENT NON-HOA PROPERTY
40910115	6329 Bay Lake Drive	APPARENT NON-HOA PROPERTY
40910133	1106 Castleman Drive	APPARENT NON-HOA PROPERTY
40910137	8036 Whitney Lane	APPARENT NON-HOA PROPERTY
40910176	210 Vivian Drive	APPARENT NON-HOA PROPERTY
40910177	1712 Wylie Creek Drive	APPARENT NON-HOA PROPERTY
40910181	826 Simi Drive	APPARENT NON-HOA PROPERTY
40910224	6729 Daffodil Court	APPARENT NON-HOA PROPERTY
41110005	201 Autumn Woods Drive	APPARENT NON-HOA PROPERTY
41110028	3 Glennvale Court	APPARENT NON-HOA PROPERTY
41200011	12722 W Pershing Street	APPARENT NON-HOA PROPERTY
41201834	4314 S Emery St	APPARENT NON-HOA PROPERTY
41201859	11514 West Larkspur Road	APPARENT NON-HOA PROPERTY
41201879	12534 W Willow Avenue	APPARENT NON-HOA PROPERTY
41210027	12506 West Aster Drive	APPARENT NON-HOA PROPERTY
41210031	12429 West Larkspur Road	APPARENT NON-HOA PROPERTY
41210144	1037 West Glenmere Drive	APPARENT NON-HOA PROPERTY
41210191	12513 W Aster Drive	APPARENT NON-HOA PROPERTY
41210251	12522 W Willow Avenue	APPARENT NON-HOA PROPERTY
41510007	1419 Ontario Drive	APPARENT NON-HOA PROPERTY
41510017	1585 Kingston Drive	APPARENT NON-HOA PROPERTY
41510027	922 Hollow Hill Court	APPARENT NON-HOA PROPERTY
41510034	2304 Larkspur Lane	APPARENT NON-HOA PROPERTY
41510048	1749 Red Bird Circle	APPARENT NON-HOA PROPERTY
41510050	6008 Bradford Court	APPARENT NON-HOA PROPERTY
41510062	2933 Ireton Place	APPARENT NON-HOA PROPERTY
41510070	8550 Alicia Brittany Lane	APPARENT NON-HOA PROPERTY
41510088	127 Trantham Street SW	APPARENT NON-HOA PROPERTY
41510091	5253 Halverson Court	APPARENT NON-HOA PROPERTY
41510092	117 Maple Crest Drive	APPARENT NON-HOA PROPERTY
41510109	3711 Rocky Brook Court	APPARENT NON-HOA PROPERTY
41510112	3611 Sipes Lane	APPARENT NON-HOA PROPERTY
41510114	935 Faye Street	APPARENT NON-HOA PROPERTY
41510119	2101 Clear Brooke Drive	APPARENT NON-HOA PROPERTY
41510123	1117 Swearngan Ridge Court	APPARENT NON-HOA PROPERTY
41510133	956 Ashland Avenue	APPARENT NON-HOA PROPERTY
41510152	2001 Samantha Drive	APPARENT NON-HOA PROPERTY
41510172	4621 Aldersbrook Drive	APPARENT NON-HOA PROPERTY
41510174	1233 Grace Court	APPARENT NON-HOA PROPERTY
41510183	2025 Samantha Drive	APPARENT NON-HOA PROPERTY
41510190	1697 Trotters Ridge Road	APPARENT NON-HOA PROPERTY
41510236	7107 Indian Ridge Lane	APPARENT NON-HOA PROPERTY
41510287	943 Ashland Avenue	APPARENT NON-HOA PROPERTY

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41510301	3009 Brekonridge Centre Drive	APPARENT NON-HOA PROPERTY
41510324	4438 Fawnbrook Avenue SW	APPARENT NON-HOA PROPERTY
41710001	7806 Royal Stewart Drive	APPARENT NON-HOA PROPERTY
41710004	628 Bryan Terrace Drive	APPARENT NON-HOA PROPERTY
41710010	6623 Freeport Drive	APPARENT NON-HOA PROPERTY
41710017	2260 Lema Drive	APPARENT NON-HOA PROPERTY
41710039	5463 Abagail Drive	APPARENT NON-HOA PROPERTY
41710041	3114 Keeport Drive	APPARENT NON-HOA PROPERTY
41710042	2001 Deborah Drive	APPARENT NON-HOA PROPERTY
41710047	8371 Diver Lane	APPARENT NON-HOA PROPERTY
41710048	600 Kirkland Circle	APPARENT NON-HOA PROPERTY
41710052	3431 Narcissus Terrace	APPARENT NON-HOA PROPERTY
41710070	5185 Colchester Avenue	APPARENT NON-HOA PROPERTY
41710072	11200 Marquette Street	APPARENT NON-HOA PROPERTY
41710089	2002 Teal Avenue	APPARENT NON-HOA PROPERTY
41710092	1905 Bow Court	APPARENT NON-HOA PROPERTY
41710107	2821 Honey Bear Court	APPARENT NON-HOA PROPERTY
41710111	401 Lake Daisy Drive	APPARENT NON-HOA PROPERTY
41710136	6399 Notre Dame Terrace	APPARENT NON-HOA PROPERTY
41710140	14017 Tyringham Street	APPARENT NON-HOA PROPERTY
41710160	1154 Crimson Clover Lane	APPARENT NON-HOA PROPERTY
41710179	14638 Coronado Drive	APPARENT NON-HOA PROPERTY
41710180	29728 Morwen Place	APPARENT NON-HOA PROPERTY
41710183	5440 Idleweise Court	APPARENT NON-HOA PROPERTY
41710210	4918 Ithaca Lane	APPARENT NON-HOA PROPERTY
41710236	3233 Ambassador Avenue	APPARENT NON-HOA PROPERTY
41710267	7438 Watson Lane	APPARENT NON-HOA PROPERTY
41710269	7832 Osteen Road	APPARENT NON-HOA PROPERTY
41800002	256 Hampton Oaks Circle	APPARENT NON-HOA PROPERTY
41800003	117 Elder Drive	APPARENT NON-HOA PROPERTY
41800009	203 Summerfield Lane	APPARENT NON-HOA PROPERTY
41800010	1207 Cayman Lane SW	APPARENT NON-HOA PROPERTY
41800014	420 Bridgeport Place	APPARENT NON-HOA PROPERTY
41800016	537 Greenridge Lane	APPARENT NON-HOA PROPERTY
41800024	2409 Iron Horse Drive	APPARENT NON-HOA PROPERTY
41800025	1900 Elm Park Drive	APPARENT NON-HOA PROPERTY
41800033	365 Wild Turkey Lane	APPARENT NON-HOA PROPERTY
41800038	503 Highpoint Circle	APPARENT NON-HOA PROPERTY
41800044	208 Lost Lake Way	APPARENT NON-HOA PROPERTY
41800050	902 Calloway Place	APPARENT NON-HOA PROPERTY
41810005	232 Hillcrest Drive	APPARENT NON-HOA PROPERTY
41810006	419 Foxdale Road	APPARENT NON-HOA PROPERTY
41810007	2570 Harbins Mill Drive	APPARENT NON-HOA PROPERTY

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41810016	162 Oliver Court	APPARENT NON-HOA PROPERTY
41810022	5609 Tranquility Drive	APPARENT NON-HOA PROPERTY
41810027	72 Paradise Court	APPARENT NON-HOA PROPERTY
41810030	665 Skyline Drive	APPARENT NON-HOA PROPERTY
41810036	421 Winston Manor Drive	APPARENT NON-HOA PROPERTY
41810040	1415 Sedgefield Trail	APPARENT NON-HOA PROPERTY
41810041	35 Crooked Creek Drive	APPARENT NON-HOA PROPERTY
41810048	829 Custom Lane	APPARENT NON-HOA PROPERTY
41810050	373 Morning Star Drive	APPARENT NON-HOA PROPERTY
41810059	184 Regency Park Drive	APPARENT NON-HOA PROPERTY
41810060	311 Ivy Brook Drive	APPARENT NON-HOA PROPERTY
41810061	1510 N Hampton Court	APPARENT NON-HOA PROPERTY
41810062	35 Teal Place	APPARENT NON-HOA PROPERTY
41810065	27 Fairview Way	APPARENT NON-HOA PROPERTY
41810066	501 Weston Court	APPARENT NON-HOA PROPERTY
41810067	123 Clarin Way	APPARENT NON-HOA PROPERTY
41810073	261 South Red Oak Way	APPARENT NON-HOA PROPERTY
41810074	5569 Princeton Oaks Lane	APPARENT NON-HOA PROPERTY
41810075	1904 Boatswain Drive	APPARENT NON-HOA PROPERTY
41810076	63 Bent Creek Drive	APPARENT NON-HOA PROPERTY
41810077	27 Ivy Grove Drive	APPARENT NON-HOA PROPERTY
41810078	4421 Gladewood Run	APPARENT NON-HOA PROPERTY
41810081	77 Roland Way	APPARENT NON-HOA PROPERTY
41810087	1934 Paynes Point	APPARENT NON-HOA PROPERTY
41810090	103 Fairfax Drive	APPARENT NON-HOA PROPERTY
41810092	2556 Tolliver Drive	APPARENT NON-HOA PROPERTY
41810094	404 Remington Court	APPARENT NON-HOA PROPERTY
41810096	225 Tambec Trace NW	APPARENT NON-HOA PROPERTY
41810097	547 Arbour Way	APPARENT NON-HOA PROPERTY
41810099	325 Cobb Court	APPARENT NON-HOA PROPERTY
41810101	209 Chestatee Trace	APPARENT NON-HOA PROPERTY
41810105	6993 New Dale Road	APPARENT NON-HOA PROPERTY
41810106	1026 Bonita Circle	APPARENT NON-HOA PROPERTY
41810109	80 Fairfax Drive	APPARENT NON-HOA PROPERTY
41810112	321 Royal Oaks Drive	APPARENT NON-HOA PROPERTY
41810118	1255 Persimmon Place Drive	APPARENT NON-HOA PROPERTY
41810120	193 Avery Way	APPARENT NON-HOA PROPERTY
41810121	2889 Gala Trail	APPARENT NON-HOA PROPERTY
41810126	1973 Paynes Point	APPARENT NON-HOA PROPERTY
41810127	7618 Apostle Road	APPARENT NON-HOA PROPERTY
41810136	310 Rosewood Lane	APPARENT NON-HOA PROPERTY
41810137	14 Aspen Drive NW	APPARENT NON-HOA PROPERTY
41810138	4194 Riverbank Court	APPARENT NON-HOA PROPERTY

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41810145	519 Vinemont Way	APPARENT NON-HOA PROPERTY
41810146	305 Nims Drive	APPARENT NON-HOA PROPERTY
41810149	4115 Eden Valley Drive	APPARENT NON-HOA PROPERTY
41810161	347 Royal Oaks Drive	APPARENT NON-HOA PROPERTY
41810162	157 Sinyard Circle	APPARENT NON-HOA PROPERTY
41810163	485 Gin Mill Drive	APPARENT NON-HOA PROPERTY
41810164	714 Manor Ridge Drive	APPARENT NON-HOA PROPERTY
41810166	1485 Sedgefield Trail	APPARENT NON-HOA PROPERTY
41810168	107 Glynn Addy Drive	APPARENT NON-HOA PROPERTY
41810174	4059 Riverside Pkwy	APPARENT NON-HOA PROPERTY
41810176	250 Woodwind Drive	APPARENT NON-HOA PROPERTY
41810180	1697 Bismarck Circle	APPARENT NON-HOA PROPERTY
41810181	3485 Cowan Ridge Drive	APPARENT NON-HOA PROPERTY
41810183	3977 Rock Hollow Drive	APPARENT NON-HOA PROPERTY
41810184	1029 Matthews Way	APPARENT NON-HOA PROPERTY
41810194	226 Thorn Thicket Way	APPARENT NON-HOA PROPERTY
41810196	141 Fairfax Drive	APPARENT NON-HOA PROPERTY
41810199	21 Mountain View Drive	APPARENT NON-HOA PROPERTY
41810200	10923 Hondal Court	APPARENT NON-HOA PROPERTY
41810202	517 Shenandoah Lane	APPARENT NON-HOA PROPERTY
41810204	107 Brookhaven Drive	APPARENT NON-HOA PROPERTY
41810209	2379 Moseley Place SW	APPARENT NON-HOA PROPERTY
41810211	204 Cobblestone Lane	APPARENT NON-HOA PROPERTY
41810212	349 Daniel Mill Crossing	APPARENT NON-HOA PROPERTY
41810214	28 Greenway Drive	APPARENT NON-HOA PROPERTY
41810216	1454 Glenfield Drive	APPARENT NON-HOA PROPERTY
41810226	1785 Racquet Club Circle	APPARENT NON-HOA PROPERTY
41810230	1404 Deer Creek Court	APPARENT NON-HOA PROPERTY
41810238	1206 Seagull Way	APPARENT NON-HOA PROPERTY
41810252	3137 Sherwood Oaks Way	APPARENT NON-HOA PROPERTY
41810263	1747 Satilla Drive	APPARENT NON-HOA PROPERTY
41810266	135 Glen Ridge Drive	APPARENT NON-HOA PROPERTY
41810275	712 Village Overlook	APPARENT NON-HOA PROPERTY
41810280	249 Indian Lake Trail	APPARENT NON-HOA PROPERTY
41810281	1009 Butterfly Cove Way	APPARENT NON-HOA PROPERTY
41810282	102 Bonnabel Court	APPARENT NON-HOA PROPERTY
41810285	975 Bass Court	APPARENT NON-HOA PROPERTY
41810292	4298 Abram Drive	APPARENT NON-HOA PROPERTY
41810294	295 Rock Creek	APPARENT NON-HOA PROPERTY
41810296	125 Gingercake Court	APPARENT NON-HOA PROPERTY
41810297	2345 Iron Horse Drive	APPARENT NON-HOA PROPERTY
41810302	280 Farmington Drive	APPARENT NON-HOA PROPERTY
41810304	125 Wexford Way	APPARENT NON-HOA PROPERTY

Page | 11

41810305	1607 Amalie Drive	APPARENT NON-HOA PROPERTY
41810308	507 Victoria Court	APPARENT NON-HOA PROPERTY
41810310	3467 Pembrook Farm Way SW	APPARENT NON-HOA PROPERTY
41810318	156 Jamestowne Drive	APPARENT NON-HOA PROPERTY
41810320	253 Stagecoach Pass	APPARENT NON-HOA PROPERTY
41810321	463 Thorn Thicket Drive	APPARENT NON-HOA PROPERTY
41810322	173 Celestial Run	APPARENT NON-HOA PROPERTY
41810327	190 Aspen Forest Drive	APPARENT NON-HOA PROPERTY
41810334	7061 Saratoga Drive	APPARENT NON-HOA PROPERTY
41810335	1764 Miller Springs Drive	APPARENT NON-HOA PROPERTY
41810337	20 Hillock Court	APPARENT NON-HOA PROPERTY
41810353	97 Arbor Oak Place	APPARENT NON-HOA PROPERTY
41810355	3682 Zoey Lee Drive	APPARENT NON-HOA PROPERTY
41810359	309 Gun Range Road	APPARENT NON-HOA PROPERTY
41810373	209 Towler Drive	APPARENT NON-HOA PROPERTY
41810379	1398 Amaryllis Way	APPARENT NON-HOA PROPERTY
41810386	702 Heritage Ridge Drive	APPARENT NON-HOA PROPERTY
41810392	5734 Gordon Park Trace	APPARENT NON-HOA PROPERTY
41810394	10434 Jennifer Wilson Court	APPARENT NON-HOA PROPERTY
41810397	7684 Pond View Lane	APPARENT NON-HOA PROPERTY
41810398	3324 McIntosh Lane	APPARENT NON-HOA PROPERTY
41810406	155 Creekstone Court	APPARENT NON-HOA PROPERTY
41810414	2286 Harmony Lakes Circle	APPARENT NON-HOA PROPERTY
41810421	3001 Mistymorn Trace	APPARENT NON-HOA PROPERTY
41810432	1307 Manning Way	APPARENT NON-HOA PROPERTY
41810437	911 Amber Trail	APPARENT NON-HOA PROPERTY
41810439	845 Overlook Trail	APPARENT NON-HOA PROPERTY
41810442	75 Sonja Walk	APPARENT NON-HOA PROPERTY
41810461	6879 Biscayne Boulevard	APPARENT NON-HOA PROPERTY
41810479	314 Bellevue Ridge	APPARENT NON-HOA PROPERTY
41810481	530 Mackinaw Drive	APPARENT NON-HOA PROPERTY
41810482	5741 Amerson Lane	APPARENT NON-HOA PROPERTY
41810484	114 Windsor Circle	APPARENT NON-HOA PROPERTY
41810485	218 Harris Court	APPARENT NON-HOA PROPERTY
41810494	309 Chestnut Oak Drive	APPARENT NON-HOA PROPERTY
41810497	1120 Patton Way	APPARENT NON-HOA PROPERTY
41810498	90 Brushy Mountain Way	APPARENT NON-HOA PROPERTY
41810500	124 Coulter Woods Drive	APPARENT NON-HOA PROPERTY
41810503	3116 Preston Connor Boulevard	APPARENT NON-HOA PROPERTY
41810507	112 Ivy Mill Way	APPARENT NON-HOA PROPERTY
41810509	104 Ivy Brook Drive	APPARENT NON-HOA PROPERTY
41810511	4833 Sumter Way	APPARENT NON-HOA PROPERTY
41810513	318 Dylan Way	APPARENT NON-HOA PROPERTY

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41810522	1656 Deer Creek Lane	APPARENT NON-HOA PROPERTY
41810525	26 Twin Oaks Drive	APPARENT NON-HOA PROPERTY
41810537	520 Engine Run	APPARENT NON-HOA PROPERTY
41810544	65 Cashew Court	APPARENT NON-HOA PROPERTY
41810555	235 Saratoga Court	APPARENT NON-HOA PROPERTY
41810561	1011 Maggie Drive	APPARENT NON-HOA PROPERTY
41810568	723 Overlook Crest	APPARENT NON-HOA PROPERTY
41810574	226 Campbell Drive	APPARENT NON-HOA PROPERTY
41810584	2940 Emerald Springs Drive	APPARENT NON-HOA PROPERTY
41810599	567 Shannon Green Circle SW	APPARENT NON-HOA PROPERTY
41810607	2019 Corbin Drive	APPARENT NON-HOA PROPERTY
41900002	522 Harmony Drive	APPARENT NON-HOA PROPERTY
41900007	4242 Eagle Bay West Drive	APPARENT NON-HOA PROPERTY
41900029	559 Reed Court	APPARENT NON-HOA PROPERTY
41910021	5740 Prestonwood Drive	APPARENT NON-HOA PROPERTY
41910045	7735 Pershing Road	APPARENT NON-HOA PROPERTY
41910073	374 Southway Court	APPARENT NON-HOA PROPERTY
41910081	1234 Country Ridge Lane	APPARENT NON-HOA PROPERTY
41910148	1224 Paul Drive	APPARENT NON-HOA PROPERTY
41910178	11150 Baycreek Drive	APPARENT NON-HOA PROPERTY
41910190	7333 South Marshall Drive	APPARENT NON-HOA PROPERTY
41910202	2773 Fox Pointe Drive	APPARENT NON-HOA PROPERTY
42210001	6047 Carla Court	APPARENT NON-HOA PROPERTY
42210006	13131 Leatherleaf Drive S	APPARENT NON-HOA PROPERTY
42210031	7650 Ginder Court	APPARENT NON-HOA PROPERTY
42210032	1332 Bee Street N	APPARENT NON-HOA PROPERTY
42210035	3550 Las Vegas Road	APPARENT NON-HOA PROPERTY
42210038	7145 Catina Court	APPARENT NON-HOA PROPERTY
42210042	2958 Russell Oaks Drive	APPARENT NON-HOA PROPERTY
42210058	3631 Mandarin Woods Drive N	APPARENT NON-HOA PROPERTY
42210061	64 Wellstone Drive	APPARENT NON-HOA PROPERTY
42210066	10540 Tanglewilde Drive W	APPARENT NON-HOA PROPERTY
42210070	1868 Sherwood Drive	APPARENT NON-HOA PROPERTY
42210076	10162 Summer Pines Court	APPARENT NON-HOA PROPERTY
42210080	19 Rylin Lane	APPARENT NON-HOA PROPERTY
42210081	1941 Apopka Drive	APPARENT NON-HOA PROPERTY
42210096	4672 Wassail Drive	APPARENT NON-HOA PROPERTY
42210103	11418 Prom Point Court	APPARENT NON-HOA PROPERTY
42210135	2270 George Wythe Road	APPARENT NON-HOA PROPERTY
42210139	3167 Bee Street E	APPARENT NON-HOA PROPERTY
42210148	1937 Apopka Drive	APPARENT NON-HOA PROPERTY
42210153	35 Reybury Lane	APPARENT NON-HOA PROPERTY
42210165	32 Freeland Lane	APPARENT NON-HOA PROPERTY

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42500003	17623 Virginia Circle	APPARENT NON-HOA PROPERTY
42510024	558 Sean Court	APPARENT NON-HOA PROPERTY
42510033	13531 Texas Woods Circle	APPARENT NON-HOA PROPERTY
42510073	7719 Water Oak Court	APPARENT NON-HOA PROPERTY
42510083	577 Whittingham Place	APPARENT NON-HOA PROPERTY
42510148	70 Dogwood Trail	APPARENT NON-HOA PROPERTY
42510155	521 Cloudcroft Drive	APPARENT NON-HOA PROPERTY
42510209	3170 Courtland Boulevard	APPARENT NON-HOA PROPERTY
42600005	341 Landover Lane	APPARENT NON-HOA PROPERTY
42610031	46 Albemarle Drive	APPARENT NON-HOA PROPERTY
42610033	125 Stephenson Drive	APPARENT NON-HOA PROPERTY
42610036	3012 Brittany Drive	APPARENT NON-HOA PROPERTY
42610040	3008 Brittany Drive	APPARENT NON-HOA PROPERTY
42610044	109 Glengariff Lane	APPARENT NON-HOA PROPERTY
42610073	2734 Erinridge Road	APPARENT NON-HOA PROPERTY
42610080	140 Parkers Pointe Drive	APPARENT NON-HOA PROPERTY
42610099	100 Trestlewood Lane	APPARENT NON-HOA PROPERTY
42610121	139 Parkers Pointe Drive	APPARENT NON-HOA PROPERTY
42700006	609 Hollow Crest	APPARENT NON-HOA PROPERTY
42700007	2432 Andersonville Drive	APPARENT NON-HOA PROPERTY
42700012	2108 Montgomery Lane	APPARENT NON-HOA PROPERTY
42700013	1073 Castlerock Drive	APPARENT NON-HOA PROPERTY
42710008	434 Leslie Wood Drive	APPARENT NON-HOA PROPERTY
42710009	3760 Naples Court N	APPARENT NON-HOA PROPERTY
42710010	1608 Robards Way	APPARENT NON-HOA PROPERTY
42710011	1507 Antebellum Drive	APPARENT NON-HOA PROPERTY
42710014	1517 Reasons Drive	APPARENT NON-HOA PROPERTY
42710023	1921 Sheffield Lane	APPARENT NON-HOA PROPERTY
42710026	706 Norwood Court	APPARENT NON-HOA PROPERTY
42710029	741 Stone Hedge Drive	APPARENT NON-HOA PROPERTY
42710031	923 Tal Lane	APPARENT NON-HOA PROPERTY
42710037	1363 Whitt Lane	APPARENT NON-HOA PROPERTY
42710040	2902 Cherry Point Lane	APPARENT NON-HOA PROPERTY
42710051	623 Austyn Terrace	APPARENT NON-HOA PROPERTY
42710053	101 Granada Drive	APPARENT NON-HOA PROPERTY
42710058	102 Amelia Court	APPARENT NON-HOA PROPERTY
42710064	1033 Dwight Eisenhower Way	APPARENT NON-HOA PROPERTY
42710065	464 Nyu Place	APPARENT NON-HOA PROPERTY
42710071	5018 Nina Marie Avenue	APPARENT NON-HOA PROPERTY
42710080	901 Laramie Court	APPARENT NON-HOA PROPERTY
42710094	437 Bradford Circle	APPARENT NON-HOA PROPERTY
42710096	111 Farmbrook Court	APPARENT NON-HOA PROPERTY
42710097	1858 Lakin Lane	APPARENT NON-HOA PROPERTY

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42710103	105 Check Court	APPARENT NON-HOA PROPERTY
42710117	106 Aretha Court	APPARENT NON-HOA PROPERTY
42710120	13 Andy Circle	APPARENT NON-HOA PROPERTY
42710127	6009 Plateau Court	APPARENT NON-HOA PROPERTY
42710129	2021 Zion Lane	APPARENT NON-HOA PROPERTY
42710131	2804 Rippavilla Way	APPARENT NON-HOA PROPERTY
42710178	1104 Sima Shabat Court	APPARENT NON-HOA PROPERTY
42710187	525 Albion Circle	APPARENT NON-HOA PROPERTY
42710191	220 Jocelyn Drive	APPARENT NON-HOA PROPERTY
42710205	1761 Hampshire Pike	APPARENT NON-HOA PROPERTY
42810071	1512 Ballard Court	APPARENT NON-HOA PROPERTY
42810080	210 Field Brook Drive	APPARENT NON-HOA PROPERTY
42810130	5251 Smoky Ridge Lane	APPARENT NON-HOA PROPERTY
42810147	1135 Birch Hill Drive	APPARENT NON-HOA PROPERTY
43010001	1925 Stonehaven	APPARENT NON-HOA PROPERTY

Page | 15